employee future benefits - Plan investment strategies and policies (Details) - Y	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension plans
employee future benefits
Present value-weighted average timing of estimate cash flows for obligations	13.9	13.6
Percentage of plan assets at end of year	100.00%	100.00%
Other defined benefit plans
employee future benefits
Present value-weighted average timing of estimate cash flows for obligations	6.8	7.3
Equity | Pension plans
employee future benefits
Percentage of plan assets at end of year	35.00%	34.00%
Equity | Minimum | Pension plans
employee future benefits
Target future allocation	20.00%
Equity | Maximum | Pension plans
employee future benefits
Target future allocation	50.00%
Debt securities | Pension plans
employee future benefits
Percentage of plan assets at end of year	53.00%	57.00%
Debt securities | Minimum | Pension plans
employee future benefits
Target future allocation	40.00%
Debt securities | Maximum | Pension plans
employee future benefits
Target future allocation	75.00%
Real estate | Pension plans
employee future benefits
Percentage of plan assets at end of year	12.00%	9.00%
Real estate | Minimum | Pension plans
employee future benefits
Target future allocation	5.00%
Real estate | Maximum | Pension plans
employee future benefits
Target future allocation	25.00%
Other assets | Minimum | Pension plans
employee future benefits
Target future allocation	0.00%
Other assets | Maximum | Pension plans
employee future benefits
Target future allocation	10.00%
Foreign | Equity | Minimum | Pension plans
employee future benefits
Target future allocation	20.00%
Foreign | Equity | Maximum | Pension plans
employee future benefits
Target future allocation	30.00%